UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                     November 28, 2006 to December 26, 2006


Commission File Number of issuing entity: 333-131111-04


                 NovaStar Mortgage Funding Trust, Series 2006-MTA1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-131111-02


                   NovaStar Certificates Financing Corporation
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                             NovaStar Mortgage, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                                   20-5091057
                                 --------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                  19890-0001
--------------------------------------                          ----------
(Address of principal executive offices                          Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    1A1           [   ]           [   ]           [ x ]
    2A1A          [   ]           [   ]           [ x ]
    2A1B          [   ]           [   ]           [ x ]
    2A1C          [   ]           [   ]           [ x ]
    X             [   ]           [   ]           [ x ]
    M1            [   ]           [   ]           [ x ]
    M2            [   ]           [   ]           [ x ]
    M3            [   ]           [   ]           [ x ]
    M4            [   ]           [   ]           [ x ]
    M5            [   ]           [   ]           [ x ]
    M6            [   ]           [   ]           [ x ]
    M7            [   ]           [   ]           [ x ]
    M8            [   ]           [   ]           [ x ]
    M9            [   ]           [   ]           [ x ]
    M10           [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On December 26, 2006 a distribution was made to holders of NovaStar Mortgage Funding Trust, Series 2006-MTA1, NovaStar Home Equity Loan Asset-Backed Notes, Series 2006-MTA1.

         The distribution report  is attached as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 2.  Legal Proceedings.
         None.

Item 3.  Sales of Securities and Use of Proceeds.
         None.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None.

Item 7.  Significant Enhancement Provider Information.
         None.

Item 8.  Other Information.
         None.

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Monthly  Statement  to  Noteholders  on  December 26, 2006  is filed as
         Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                     By:   NovaStar Certificates Financing Corporation
                           (Depositor)

                           /s/ Matt Kaltenrieder
                           ------------------------
                           Matt Kaltenrieder

                     Date: December 29, 2006

EXHIBIT INDEX

Exhibit Number       Description

EX-99.1              Monthly Statement to Noteholders


                                  EXHIBIT 99.1
                Novastar Mortgage Funding Trust, Series 2006-MTA1
                                December 26, 2006


                                Table of Contents
Distribution Report   .....................................................   3
Factor Report   ...........................................................   4
Available Remittance Amounts   ............................................   5
Distributions of Principal and Interest   .................................   7
Pool Balances Detail   ....................................................   9
Loans Delinquent   ........................................................  10
REO Loans   ...............................................................  13
Prepayments and Realized Losses Detail   ..................................  14
Available Interest Shortfall Detail   .....................................  14
Note Rates   ..............................................................  17
Overcollteralization Detail   .............................................  18

 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Daniel Stinfil
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                            New York, New York 10004
                    Tel: (212) 623-5431 / Fax: (212) 623-5930
                      Email: daniel.s.stinfil@jpmorgan.com

                                                          EXHIBIT 99.1
                                        NovaStar Mortgage Funding Trust, Series 2006-MTA1
                                                        December 26, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                                  ENDING
           FACE              PRINCIPAL                                                        REALIZED     DEFERRED     PRINCIPAL
CLASS      VALUE             BALANCE         PRINCIPAL         INTEREST       TOTAL           LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
IA1      518,700,000.00   471,196,924.90    16,860,623.52   2,097,153.54    18,957,777.06    0.00         0.00       454,336,301.38
IIA1A    331,740,000.00   289,788,629.96    12,828,827.32   1,286,259.03    14,115,086.35    0.00         0.00       276,959,802.64
IIA1B    138,225,000.00   120,748,279.56     5,345,478.28     540,818.13     5,886,296.41    0.00         0.00       115,402,801.28
IIA1C     82,935,000.00    72,450,053.88     3,207,335.05     326,246.62     3,533,581.67    0.00         0.00        69,242,718.83
M1        40,200,000.00    40,224,785.74             0.00     184,050.74       184,050.74    0.00         0.00        40,224,785.74
M2        19,200,000.00    19,212,029.97             0.00      88,215.24        88,215.24    0.00         0.00        19,212,029.97
M3        11,400,000.00    11,407,256.79             0.00      52,562.10        52,562.10    0.00         0.00        11,407,256.79
M4         9,600,000.00     9,606,590.98             0.00      45,038.90        45,038.90    0.00         0.00         9,606,590.98
M5         6,600,000.00     6,604,696.30             0.00      31,231.04        31,231.04    0.00         0.00         6,604,696.30
M6         6,000,000.00     6,004,419.36             0.00      28,634.41        28,634.41    0.00         0.00         6,004,419.36
M7         6,000,000.00     6,004,569.36             0.00      28,876.97        28,876.97    0.00         0.00         6,004,569.36
M8         6,000,000.00     6,006,519.36             0.00      32,031.43        32,031.43    0.00         0.00         6,006,519.36
M9         6,000,000.00     6,007,869.36             0.00      34,216.48        34,216.48    0.00         0.00         6,007,869.36
M10        6,000,000.00     6,007,869.36             0.00      34,216.48        34,216.48    0.00         0.00         6,007,869.36
TRUST_CERT         0.00             0.00             0.00           0.00             0.00    0.00         0.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS 1,188,600,000.00 1,071,270,494.88    38,242,264.17   4,809,551.11    43,051,815.28    0.00         0.00     1,033,028,230.71
-----------------------------------------------------------------------------------------------------------------------------------
X      1,061,223,414.00 1,082,670,494.88             0.00     992,447.95       992,447.95    0.00         0.00     1,044,428,230.70
C         11,400,000.00    11,400,000.00             0.00   1,334,490.27     1,334,490.27    0.00         0.00        11,400,000.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CURRENT
                             BEGINNING                                                           ENDING              NOTE
CLASS        CUSIP           PRINCIPAL        PRINCIPAL       INTEREST         TOTAL             PRINCIPAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
IA1         66988UAA8      908.41897995     32.50553985     4.04309532    36.54863517       875.91344010         5.525000%
IIA1A       66988UAB6      873.54141786     38.67133092     3.87731064    42.54864156       834.87008694         5.510000%
IIA1B       66988UAC4      873.56324514     38.67229720     3.91259273    42.58488993       834.89094795         5.560000%
IIA1C       66988UAD2      873.57634147     38.67287695     3.93376283    42.60663978       834.90346452         5.590000%
M1          66988UAF7    1,000.61656070      0.00000000     4.57837662     4.57837662     1,000.61656070         5.680000%
M2          66988UAG5    1,000.62656094      0.00000000     4.59454375     4.59454375     1,000.62656094         5.700000%
M3          66988UAH3    1,000.63656053      0.00000000     4.61071053     4.61071053     1,000.63656053         5.720000%
M4          66988UAJ9    1,000.68656042      0.00000000     4.69155208     4.69155208     1,000.68656042         5.820000%
M5          66988UAK6    1,000.71156061      0.00000000     4.73197576     4.73197576     1,000.71156061         5.870000%
M6          66988UAL4    1,000.73656000      0.00000000     4.77240167     4.77240167     1,000.73656000         5.920000%
M7          66988UAM2    1,000.76156000      0.00000000     4.81282833     4.81282833     1,000.76156000         5.970000%
M8          66988UAN0    1,001.08656000      0.00000000     5.33857167     5.33857167     1,001.08656000         6.620000%
M9          66988UAP5    1,001.31156000      0.00000000     5.70274667     5.70274667     1,001.31156000         7.070000%
M10         66988UAQ3    1,001.31156000      0.00000000     5.70274667     5.70274667     1,001.31156000         7.070000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                     901.28764503     32.17420846     4.04640006    36.22060851       869.11343657
-----------------------------------------------------------------------------------------------------------------------------------
X           66988UAE0    1,020.20976978      0.00000000     0.93519229     0.93519229       984.17375354         1.100000%
C           66988UAR1    1,000.00000000      0.00000000   117.06055000   117.06055000     1,000.00000000       140.472660%
-----------------------------------------------------------------------------------------------------------------------------------

                                        NovaStar Mortgage Funding Trust, Series 2006-MTA1
                                                        December 26, 2006


                         Available Funds - Group I                                                           20,462,699.64
                         Available Funds - Group II                                                          24,916,053.89

Collateral Principal Detail

                         Group I Scheduled Principal                                                                  0.00
                         Group I Prepayments in Full                                                         17,928,295.22
                         Group I Curtailments                                                                   744,901.69
                         Group I Net Liquidation Proceeds                                                             0.00
                         Group I Realized Losses                                                                      0.00
                         Group I Negative Amortization                                                        1,812,573.39

                         Group II Scheduled Principal                                                               417.05
                         Group II Prepayments in Full                                                        23,018,967.66
                         Group II Curtailments                                                                  200,201.93
                         Group II Net Liquidation Proceeds                                                            0.00
                         Group II Realized Losses                                                                     0.00
                         Group II Negative Amortization                                                       1,837,945.97

                         Total Scheduled Principal                                                                  417.05
                         Total Prepayments in Full                                                           40,947,262.88
                         Total Curtailments                                                                     945,103.62
                         Total Net Liquidation Proceeds                                                               0.00
                         Total Realized Losses                                                                        0.00
                         Total Negative Amortization                                                          3,650,519.36
                         Collateral Interest Detail

                         Group I Gross Interest                                                               3,631,686.79
                         Group I Servicing Fee                                                                  191,223.06
                         Group I Custodian Fee                                                                      392.20
                         Group I Trustee Fee                                                                      1,555.42
                         Group I MI Premium                                                                      21,378.61

                         Group II Gross Interest                                                              3,632,205.16
                         Group II Servicing Fee                                                                 172,631.80
                         Group II Custodian Fee                                                                     197.00
                         Group II Trustee Fee                                                                     1,602.12
                         Group II MI Premium                                                                      8,016.88

                         Total Gross Interest                                                                 7,263,891.95
                         Total Servicing Fee                                                                    363,854.86
                         Total Custodian Fee                                                                        589.20
                         Total Trustee Fee                                                                        3,157.79
                         Total MI Premium                                                                        29,395.49

                         Collateral Prepay Penalty Detail
                         Group I Prepay Penalty                                                                 184,938.28
                         Group II Prepay Penalty                                                                 84,655.68
                         Total Prepay Penalty                                                                   269,593.96

Distributions of Principal
                         Class A-1A                                                                          16,860,623.52
                         Class A-2A                                                                          12,828,827.32
                         Class A-2B                                                                           5,345,478.28
                         Class A-2C                                                                           3,207,335.05
                         Class M-1                                                                                   -0.00
                         Class M-4                                                                                    0.00
                         Class M-5                                                                                    0.00
                         Class M-6                                                                                    0.00
                         Class M-2                                                                                    0.00
                         Class M-3                                                                                    0.00
                         Class M7                                                                                     0.00
                         Class M8                                                                                     0.00
                         Class M9                                                                                     0.00
                         Class M10                                                                                    0.00

Accrued Note Interest
                         Class A-1A                                                                           2,097,153.54
                         Class A-2A                                                                           1,286,259.03
                         Class A-2b                                                                             540,818.13
                         Class A-2C                                                                             326,246.62
                         Class M-1                                                                              184,050.74
                         Class M-2                                                                               88,215.24
                         Class M-3                                                                               52,562.10
                         Class M-4                                                                               45,038.90
                         Class M-5                                                                               31,231.04
                         Class M-6                                                                               28,634.41
                         Class M-7                                                                               28,876.97
                         Class M-8                                                                               32,031.43
                         Class M-9                                                                               32,944.91
                         Class M-10                                                                              32,944.91

Distributions of Interest
                         Class A-1A                                                                           2,097,153.54
                         Class A-2A                                                                           1,286,259.03
                         Class A-2b                                                                             540,818.13
                         Class A-2C                                                                             326,246.62
                         Class M-1                                                                              184,050.74
                         Class M-2                                                                               88,215.24
                         Class M-3                                                                               52,562.10
                         Class M-4                                                                               45,038.90
                         Class M-5                                                                               31,231.04
                         Class M-6                                                                               28,634.41
                         Class M-7                                                                               28,876.97
                         Class M-8                                                                               32,031.43
                         Class M-9                                                                               34,216.48
                         Class M-10                                                                              34,216.48

Unpaid Interest Shortfall Amounts

                         Unpaid Interest Shortfall - A-1A                                                             0.00
                         Unpaid Interest Shortfall - A-2A                                                             0.00
                         Unpaid Interest Shortfall - A-2B                                                             0.00
                         Unpaid Interest Shortfall - A-2C                                                             0.00
                         Unpaid Interest Shortfall - M-1                                                              0.00
                         Unpaid Interest Shortfall - M-2                                                              0.00
                         Unpaid Interest Shortfall - M-3                                                              0.00
                         Unpaid Interest Shortfall - M-4                                                              0.00
                         Unpaid Interest Shortfall - M-5                                                              0.00
                         Unpaid Interest Shortfall - M-6                                                              0.00
                         Unpaid Interest Shortfall - M7                                                               0.00
                         Unpaid Interest Shortfall - M8                                                               0.00
                         Unpaid Interest Shortfall - M9                                                               0.00
                         Unpaid Interest Shortfall - M10                                                              0.00

Pool Balances
                         Group I Beginning Pool Balance                                                     533,308,961.66
                         Group I Ending Pool Balance                                                        516,448,338.15
                         Group II Beginning Pool Balance                                                    549,361,533.22
                         Group II Ending Pool Balance                                                       527,979,892.55
                         Total Beginning Pool Balance                                                     1,082,670,494.88
                         Total Ending Pool Balance                                                        1,044,428,230.70

Mortgage Loan Information as of Determination Date

                         Number of Mortgage Loans                                                                    2,842
                         Aggregate Principal Balance of Mortgage Loans                                    1,044,428,230.70
                         Beginning Weighted Average Mortgage Rate                                                  7.6111%
                         Remaining Weighted Average Maturity                                                        366.54

                         Total Balance of Pre-Funding Account                                                         0.00
                         Group I  Balance of Pre-Funding Account                                                      0.00
                         Group II Balance of Pre-Funding Account                                                      0.00
                         Interest Earned on Pre-Funding Amount                                                        0.52

Loans Delinquent
                         Contractual Delinquency - Group I
                         Balance of 0-30 Days                                                               513,045,617.90
                         Number of 0-30 Days                                                                         1,886
                         Balance of 30-59 Days                                                                1,243,196.56
                         Number of 30-59 Days                                                                            4
                         Balance of 60-89 Days                                                                1,198,437.16
                         Number of 60-89 Days                                                                            4
                         Balance of 90+ Days                                                                    374,376.74
                         Number of 90+ Days                                                                              1

                         Contractual Bankruptcy - Group I
                         Balance of 0-30 Days                                                                   381,656.78
                         Number of 0-30 Days                                                                             1
                         Balance of 30-59 Days                                                                        0.00
                         Number of 30-59 Days                                                                            0
                         Balance of 60-89 Days                                                                        0.00
                         Number of 60-89 Days                                                                            0
                         Balance of 90+ Days                                                                          0.00
                         Number of 90+ Days                                                                              0

                         Legal Delinquency - Group I
                         Balance of 0-30 Days                                                               513,045,617.90
                         Number of 0-30 Days                                                                         1,886
                         Balance of 30-59 Days                                                                1,243,196.56
                         Number of 30-59 Days                                                                            4
                         Balance of 60-89 Days                                                                1,198,437.16
                         Number of 60-89 Days                                                                            4
                         Balance of 90+ Days                                                                    374,376.74
                         Number of 90+ Days                                                                              1

                         Legal Bankruptcy - Group I
                         Balance of 0-30 Days                                                                   381,656.78
                         Number of 0-30 Days                                                                             1
                         Balance of 30-59 Days                                                                        0.00
                         Number of 30-59 Days                                                                            0
                         Balance of 60-89 Days                                                                        0.00
                         Number of 60-89 Days                                                                            0
                         Balance of 90+ Days                                                                          0.00
                         Number of 90+ Days                                                                              0

                         Loans in Foreclosure - Group I
                         Balance of 0-30 Days                                                                         0.00
                         Number of 0-30 Days                                                                             0
                         Balance of 30-59 Days                                                                        0.00
                         Number of 30-59 Days                                                                            0
                         Balance of 60-89 Days                                                                        0.00
                         Number of 60-89 Days                                                                            0
                         Balance of 90+ Days                                                                          0.00
                         Number of 90+ Days                                                                              0

                         Contractual Delinquency - Group II
                         Balance of 0-30 Days                                                               521,621,882.97
                         Number of 0-30 Days                                                                           934
                         Balance of 30-59 Days                                                                1,459,605.49
                         Number of 30-59 Days                                                                            3
                         Balance of 60-89 Days                                                                2,071,785.92
                         Number of 60-89 Days                                                                            3
                         Balance of 90+ Days                                                                    495,775.53
                         Number of 90+ Days                                                                              1

                         Contractual Bankruptcy - Group II
                         Balance of 0-30 Days                                                                         0.00
                         Number of 0-30 Days                                                                             0
                         Balance of 30-59 Days                                                                        0.00
                         Number of 30-59 Days                                                                            0
                         Balance of 60-89 Days                                                                        0.00
                         Number of 60-89 Days                                                                            0
                         Balance of 90+ Days                                                                          0.00
                         Number of 90+ Days                                                                              0

                         Legal Delinquency - Group II
                         Balance of 0-30 Days                                                               521,621,882.97
                         Number of 0-30 Days                                                                           934
                         Balance of 30-59 Days                                                                1,459,605.49
                         Number of 30-59 Days                                                                            3
                         Balance of 60-89 Days                                                                2,071,785.92
                         Number of 60-89 Days                                                                            3
                         Balance of 90+ Days                                                                    495,775.53
                         Number of 90+ Days                                                                              1

                         Legal Bankruptcy - Group II
                         Balance of 0-30 Days                                                                         0.00
                         Number of 0-30 Days                                                                             0
                         Balance of 30-59 Days                                                                        0.00
                         Number of 30-59 Days                                                                            0
                         Balance of 60-89 Days                                                                        0.00
                         Number of 60-89 Days                                                                            0
                         Balance of 90+ Days                                                                          0.00
                         Number of 90+ Days                                                                              0

                         Loans in Foreclosure - Group II                                                              0.00
                         Balance of 0-30 Days                                                                         0.00
                         Number of 0-30 Days                                                                             0
                         Balance of 30-59 Days                                                                        0.00
                         Number of 30-59 Days                                                                            0
                         Balance of 60-89 Days                                                                        0.00
                         Number of 60-89 Days                                                                            0
                         Balance of 90+ Days                                                                  2,330,842.64
                         Number of 90+ Days                                                                              4

Loans in REO
                         REO Loans
                         Group Number   Number of Loans     Principal Balance      Percentage
                               1               1               205,053.01            0.04%
                               2               0                     0.00            0.00%

Principal Prepayments
                         Group I Prepayments                                                                 17,928,295.22
                         Group II Prepayments                                                                23,018,967.66

Realized Losses
                         Group I Liquidated Loan Balance                                                              0.00
                         Group I Net Liquidation Proceeds                                                             0.00
                         Group I Current Period Realized Losses                                                       0.00
                         Group I Recoveries of Prior Losses                                                           0.00
                         Group I Subsequent Losses                                                                    0.00

                         Group I Cumulative Liquidated Loan Balance                                                   0.00
                         Group I Cumulative Net Liquidation Proceeds                                                  0.00
                         Group I Cumulative Recoveries of Prior Losses                                                0.00
                         Group I Cumulative Subsequent Losses                                                         0.00
                         Group I Cumulative Realized Losses                                                           0.00

                         Group II Liquidated Loan Balance                                                             0.00
                         Group II Net Liquidation Proceeds                                                            0.00
                         Group II Current Period Realized Losses                                                      0.00
                         Group II Recoveries of Prior Losses                                                          0.00
                         Group II Subsequent Losses                                                                   0.00

                         Group II Cumulative Liquidated Loan Balance                                                  0.00
                         Group II Cumulative Net Liquidation Proceeds                                                 0.00
                         Group II Cumulative Recoveries of Prior Losses                                               0.00
                         Group II Cumulative Subsequent Losses                                                        0.00
                         Group II Cumulative Realized Losses                                                          0.00

                         Prepayment Interest Shortfalls not covered by the Servicer                                   0.00

                         Credit Enhancement Percentage                                                              11.86%

Available Funds Cap Shortfall Amount

                         Current Period Available Funds Cap Shortfall Amount - A-1A                                   0.00
                         Current Period Available Funds Cap Shortfall Amount - A-2A                                   0.00
                         Current Period Available Funds Cap Shortfall Amount - A-2B                                   0.00
                         Current Period Available Funds Cap Shortfall Amount - A-2C                                   0.00
                         Current Period Available Funds Cap Shortfall Amount - M-1                                    0.00
                         Current Period Available Funds Cap Shortfall Amount - M-2                                    0.00
                         Current Period Available Funds Cap Shortfall Amount - M-3                                    0.00
                         Current Period Available Funds Cap Shortfall Amount - M-4                                    0.00
                         Current Period Available Funds Cap Shortfall Amount - M-5                                    0.00
                         Current Period Available Funds Cap Shortfall Amount - M-6                                    0.00
                         Current Period Available Funds Cap Shortfall Amount - M7                                     0.00
                         Current Period Available Funds Cap Shortfall Amount - M8                                     0.00
                         Current Period Available Funds Cap Shortfall Amount - M9                                 1,271.57
                         Current Period Available Funds Cap Shortfall Amount - M10                                1,271.57

                         Available Funds Cap Shortfall Amount Repaid This Period- A-1A                                0.00
                         Available Funds Cap Shortfall Amount Repaid This Period- A-2A                                0.00
                         Available Funds Cap Shortfall Amount Repaid This Period- A-2B                                0.00
                         Available Funds Cap Shortfall Amount Repaid This Period- A-2C                                0.00
                         Available Funds Cap Shortfall Amount Repaid This Period- M-1                                 0.00
                         Available Funds Cap Shortfall Amount Repaid This Period- M-2                                 0.00
                         Available Funds Cap Shortfall Amount Repaid This Period- M-3                                 0.00
                         Available Funds Cap Shortfall Amount Repaid This Period- M-4                                 0.00
                         Available Funds Cap Shortfall Amount Repaid This Period- M-5                                 0.00
                         Available Funds Cap Shortfall Amount Repaid This Period- M-6                                 0.00
                         Available Funds Cap Shortfall Amount Repaid This Period- M7                                  0.00
                         Available Funds Cap Shortfall Amount Repaid This Period- M8                                  0.00
                         Available Funds Cap Shortfall Amount Repaid This Period- M9                              1,271.57
                         Available Funds Cap Shortfall Amount Repaid This Period- M10                             1,271.57

                         Remaining Available Funds Cap Shortfall Amount - A-1A                                        0.00
                         Remaining Available Funds Cap Shortfall Amount - A-2A                                        0.00
                         Remaining Available Funds Cap Shortfall Amount - A-2B                                        0.00
                         Remaining Available Funds Cap Shortfall Amount - A-2C                                        0.00
                         Remaining Available Funds Cap Shortfall Amount - M-1                                         0.00
                         Remaining Available Funds Cap Shortfall Amount - M-2                                         0.00
                         Remaining Available Funds Cap Shortfall Amount - M-3                                         0.00
                         Remaining Available Funds Cap Shortfall Amount - M-4                                         0.00
                         Remaining Available Funds Cap Shortfall Amount - M-5                                         0.00
                         Remaining Available Funds Cap Shortfall Amount - M-6                                         0.00
                         Remaining Available Funds Cap Shortfall Amount - M7                                          0.00
                         Remaining Available Funds Cap Shortfall Amount - M8                                          0.00
                         Remaining Available Funds Cap Shortfall Amount - M9                                          0.00
                         Remaining Available Funds Cap Shortfall Amount - M10                                         0.00

Note Rate
                         Note Rate - A-1A                                                                          5.5250%
                         Note Rate - A-2A                                                                          5.5100%
                         Note Rate - A-2B                                                                          5.5600%
                         Note Rate - A-2C                                                                          5.5900%
                         Note Rate - M-1                                                                           5.6800%
                         Note Rate - M-2                                                                           5.7000%
                         Note Rate - M-3                                                                           5.7200%
                         Note Rate - M-4                                                                           5.8200%
                         Note Rate - M-5                                                                           5.8700%
                         Note Rate - M-6                                                                           5.9200%
                         Note Rate - M7                                                                            5.9700%
                         Note Rate - M8                                                                            6.6200%
                         Note Rate - M9                                                                            7.0700%
                         Note Rate - M10                                                                           7.0700%

                         Next Note Rate - A-1A                                                                     5.5550%
                         Next Note Rate - A-2A                                                                     5.5400%
                         Next Note Rate - A-2B                                                                     5.5900%
                         Next Note Rate - A-2C                                                                     5.6200%
                         Next Note Rate - M-1                                                                      5.7100%
                         Next Note Rate - M-2                                                                      5.7300%
                         Next Note Rate - M-3                                                                      5.7500%
                         Next Note Rate - M-4                                                                      5.8500%
                         Next Note Rate - M-5                                                                      5.9000%
                         Next Note Rate - M-6                                                                      5.9500%
                         Next Note Rate - M-7                                                                      6.0000%
                         Next Note Rate - M-8                                                                      6.6500%
                         Next Note Rate - M-9                                                                      7.1000%
                         Next Note Rate - M-10                                                                     7.1000%

                         Underwritten Noteholders Principal Balance                                       1,033,028,230.70

Overcollateralization Amounts
                         Required Overcollateralization Amount                                               11,400,000.00
                         Overcollateralization Amount                                                        11,400,000.00

                         Excess Cashflow                                                                      1,337,033.41

Mortgage Insurance
                         MI Premiums                                                                             29,395.49
                         Insurance Proceeds                                                                           0.00

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.